Trade payables and other current liabilities - Disclosure of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses - clinical trials	€ 2,541	€ 15,550
Trade payables & other accruals	6,580	4,484
Total trade and other payables	€ 9,121	€ 20,036